Allison L. Pristash

60 State Street

Mail Stop BO7-19-4

Boston, MA 02109

Tel +1 617 357 1220

allison.pristash@blackrock.com

March 1, 2024

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	iShares Trust (the “Trust”)

Securities Act File No. 333-92935;

Investment Company Act File No. 811-09729

Commission Staff:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, and on behalf of the Trust, please accept this letter as certification that the Statement of Additional Information for the iShares Core International Aggregate Bond ETF, iShares Core 1-5 Year USD Bond ETF, iShares J.P. Morgan Broad USD Emerging Markets Bond ETF, iShares J.P. Morgan USD Emerging Markets Bond ETF and iShares USD Green Bond ETF and the Prospectuses and Statements of Additional Information for the following Trust funds, each dated March 1, 2024, do not differ from those contained in Post-Effective Amendment No. 2,707 to the Trust’s Registration Statement on Form N-1A, filed electronically on February 23, 2024:

iShares 0-5 Year High Yield Corporate Bond ETF

iShares 0-5 Year Investment Grade Corporate Bond ETF

iShares 0-5 Year TIPS Bond ETF

iShares 1-3 Year International Treasury Bond ETF

iShares 20+ Year Treasury Bond BuyWrite Strategy ETF

iShares Aaa - A Rated Corporate Bond ETF

iShares BB Rated Corporate Bond ETF

iShares Broad USD High Yield Corporate Bond ETF

iShares CMBS ETF

iShares Convertible Bond ETF

iShares Core Total USD Bond Market ETF

iShares ESG Advanced High Yield Corporate Bond ETF

iShares Fallen Angels USD Bond ETF

iShares Floating Rate Bond ETF

iShares GNMA Bond ETF

iShares High Yield Corporate Bond BuyWrite Strategy ETF

iShares iBonds 2024 Term High Yield and Income ETF

iShares iBonds 2025 Term High Yield and Income ETF

iShares iBonds 2026 Term High Yield and Income ETF

iShares iBonds 2027 Term High Yield and Income ETF

iShares iBonds 2028 Term High Yield and Income ETF

iShares iBonds 2029 Term High Yield and Income ETF

iShares iBonds 2030 Term High Yield and Income ETF

iShares iBonds Dec 2024 Term Corporate ETF

iShares iBonds Dec 2024 Term Muni Bond ETF

iShares iBonds Dec 2024 Term Treasury ETF

iShares iBonds Dec 2025 Term Corporate ETF

iShares iBonds Dec 2025 Term Muni Bond ETF

iShares iBonds Dec 2025 Term Treasury ETF

iShares iBonds Dec 2026 Term Corporate ETF

iShares iBonds Dec 2026 Term Muni Bond ETF

iShares iBonds Dec 2026 Term Treasury ETF

iShares iBonds Dec 2027 Term Corporate ETF

iShares iBonds Dec 2027 Term Muni Bond ETF

iShares iBonds Dec 2027 Term Treasury ETF

iShares iBonds Dec 2028 Term Corporate ETF

iShares iBonds Dec 2028 Term Muni Bond ETF

iShares iBonds Dec 2028 Term Treasury ETF

iShares iBonds Dec 2029 Term Corporate ETF

iShares iBonds Dec 2029 Term Muni Bond ETF

iShares iBonds Dec 2029 Term Treasury ETF

iShares iBonds Dec 2030 Term Corporate ETF

iShares iBonds Dec 2030 Term Treasury ETF

iShares iBonds Dec 2031 Term Corporate ETF

iShares iBonds Dec 2031 Term Treasury ETF

iShares iBonds Dec 2032 Term Corporate ETF

iShares iBonds Dec 2032 Term Treasury ETF

iShares iBonds Dec 2033 Term Corporate ETF

iShares iBonds Dec 2033 Term Treasury ETF

iShares iBonds Oct 2024 Term TIPS ETF

iShares iBonds Oct 2025 Term TIPS ETF

iShares iBonds Oct 2026 Term TIPS ETF

iShares iBonds Oct 2027 Term TIPS ETF

iShares iBonds Oct 2028 Term TIPS ETF

iShares iBonds Oct 2029 Term TIPS ETF

iShares iBonds Oct 2030 Term TIPS ETF

iShares iBonds Oct 2031 Term TIPS ETF

iShares iBonds Oct 2032 Term TIPS ETF

iShares iBonds Oct 2033 Term TIPS ETF

iShares International Treasury Bond ETF

iShares Investment Grade Corporate Bond BuyWrite Strategy ETF

iShares TIPS Bond ETF

iShares Treasury Floating Rate Bond ETF

iShares U.S. Fixed Income Balanced Risk Systematic ETF

iShares U.S. Treasury Bond ETF

iShares Yield Optimized Bond ETF

Yours truly,

/s/ Allison L. Pristash
Allison L. Pristash
Assistant Secretary